Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	£ 717.9	£ 1,139.4	£ 1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(379.4)	78.9	(465.2)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	(284.0)
Gain on revaluation of available for sale investments			32.1
Items that may be reclassified subsequently to profit or loss	(663.4)	78.9	(433.1)
Items that will not be reclassified subsequently to profit or loss:
Actuarial (loss)/gain on defined benefit pension plans	(36.6)	8.9	17.0
Deferred tax on defined benefit pension plans	6.4	(0.7)	(24.6)
Movements on equity investments held at fair value through other comprehensive income	(141.4)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(171.6)	(239.7)	(7.6)
Other comprehensive loss for the year	(835.0)	(160.8)	(440.7)
Total comprehensive (loss)/income for the year	(117.1)	978.6	1,471.6
Equity holders of the parent:
Continuing operations	193.5	730.9	1,252.9
Discontinued operations	(386.4)	162.2	142.7
Total Equity holders of the parent	(192.9)	893.1	1,395.6
Continuing operations	61.9	73.8	65.2
Discontinued operations	13.9	11.7	10.8
Total Non-controlling interests	75.8	85.5	76.0
Total comprehensive (loss)/income for the year	£ (117.1)	£ 978.6	£ 1,471.6